T. ROWE PRICE Institutional International Disciplined Equity Fund
July 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BELGIUM 1.9%
Common Stocks 1.9%
Groupe Bruxelles Lambert  62,011 7,215
Total Belgium (Cost
$4,966
)
7,215
CANADA 3.0%
Common Stocks 3.0%
Brookfield Asset Management,
Class A  35,225 1,902
Sprott Physical Gold & Silver Trust
(USD) (1) 401,960 7,492
Tricon Residential  173,817 2,083
Total Canada (Cost
$8,588
)
11,477
CHINA 1.3%
Common Stocks 1.3%
Alibaba Group Holding, ADR
(USD) (1) 24,900 4,860
Total China (Cost
$5,745
)
4,860
DENMARK 1.4%
Common Stocks 1.4%
H Lundbeck  174,721 5,272
Total Denmark (Cost
$5,627
)
5,272
FINLAND 3.7%
Common Stocks 3.7%
Kojamo  207,736 5,122
Metso Outotec  260,809 2,961
Sampo, A Shares  121,095 5,828
Total Finland (Cost
$10,634
)
13,911
FRANCE 10.2%
Common Stocks 10.2%
EssilorLuxottica  24,673 4,658
Eurofins Scientific  17,943 2,146
JCDecaux (1) 119,112 3,249
Sanofi  55,981 5,770
Schneider Electric  22,340 3,742
Thales  54,558 5,726
TotalEnergies  178,131 7,768
Wendel  41,206 5,784
Total France (Cost
$29,096
)
38,843
Shares $ Value
(Cost and value in $000s)
GERMANY 11.4%
Common Stocks 9.7%
BASF  75,808 5,957
Bayer  74,188 4,420
Beiersdorf  26,538 3,152
Continental (1) 41,921 5,695
Deutsche Telekom  156,998 3,258
Knorr-Bremse  43,937 4,976
Munich Re  23,032 6,215
Siemens  22,363 3,489
37,162
Preferred Stocks 1.7%
Henkel  63,383 6,426
6,426
Total Germany (Cost
$40,288
)
43,588
HONG KONG 1.4%
Common Stocks 1.4%
CK Hutchison Holdings  743,692 5,434
Total Hong Kong (Cost
$5,933
)
5,434
ITALY 1.4%
Common Stocks 1.4%
EXOR  64,414 5,292
Total Italy (Cost
$4,081
)
5,292
JAPAN 15.8%
Common Stocks 15.8%
Asics  147,600 3,260
Astellas Pharma  319,800 5,094
Hoshizaki  63,700 5,349
Hoya  26,100 3,684
Japan Tobacco  236,700 4,625
Kirin Holdings  329,500 6,027
Mitsubishi  239,000 6,704
Mitsubishi Electric  412,500 5,596
Nippon Telegraph & Telephone  151,000 3,867
Otsuka Holdings  131,700 5,235
Shimano  18,000 4,608
Suntory Beverage & Food  177,800 6,234
Total Japan (Cost
$52,618
)
60,283
NETHERLANDS 8.9%
Common Stocks 8.9%
ASML Holding  8,022 6,132
HAL Trust  33,474 5,893
Heineken  40,476 4,713
Koninklijke Philips  130,018 5,995

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Koninklijke Vopak  145,452 6,159
Prosus  54,827 4,892
Total Netherlands (Cost
$27,470
)
33,784
SPAIN 3.0%
Common Stocks 3.0%
Amadeus IT Group, A Shares (1) 94,217 6,179
Red Electrica  265,873 5,266
Total Spain (Cost
$10,342
)
11,445
SWEDEN 3.5%
Common Stocks 3.5%
Alfa Laval  35,565 1,485
Industrivarden, C Shares  78,551 3,007
Investor, B Shares  135,291 3,350
L E Lundbergforetagen, B Shares  21,245 1,516
Millicom International Cellular,
SDR (1) 95,764 3,822
Total Sweden (Cost
$7,075
)
13,180
SWITZERLAND 7.3%
Common Stocks 7.3%
Barry Callebaut  1,783 4,520
Nestle  49,342 6,248
Novartis  65,695 6,075
Roche Holding  16,125 6,229
Shares $ Value
(Cost and value in $000s)
UBS Group  289,117 4,764
Total Switzerland (Cost
$18,807
)
27,836
UNITED KINGDOM 16.0%
Common Stocks 16.0%
Amcor, CDI (AUD)  340,608 3,951
BAE Systems  774,743 6,212
BHP Group  195,907 6,343
boohoo Group (1) 1,442,741 5,227
Burberry Group  188,626 5,410
GlaxoSmithKline  205,266 4,053
Great Portland Estates  437,834 4,634
National Grid  406,308 5,195
Rolls-Royce Holdings (1) 3,558,134 4,914
Smith & Nephew  299,551 6,113
Smiths Group  178,523 3,857
Unilever (EUR)  88,562 5,104
Total United Kingdom (Cost
$50,561
)
61,013
SHORT-TERM INVESTMENTS 9.0%
Money Market Funds 9.0%
T. Rowe Price Government Reserve
Fund, 0.04% (2)(3) 34,077,694 34,078
Total Short-Term Investments
(Cost $34,078) 34,078
Total Investments in
Securities 99.2%
(Cost $315,909) $ 377,511
Other Assets Less Liabilities 0.8% 3,137
Net Assets 100.0% $ 380,648
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — # $ — $ 11 +
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 20,953 ¤ ¤ $ 34,078 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $11 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $34,078.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments

T. ROWE PRICE Institutional International Disciplined Equity Fund

in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E177-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,352 $ 324,655 $ — $ 337,007
Preferred Stocks — 6,426 — 6,426
Short-Term Investments 34,078 — — 34,078
Total $ 46,430 $ 331,081 $ — $ 377,511